JPMorgan Value Advantage Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
RUSSELL 3000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.98%	8.60%	8.40%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	10.22%	7.78%	7.73%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.78%	5.63%	6.29%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.86%	5.83%	6.01%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	14.72%	8.40%	7.88%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	16.60%	9.22%	8.59%